DISCONTINUED OPERATIONS - Income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DISCONTINUED OPERATIONS
Net operating revenue	R$ 24,975,747	R$ 29,441,332	R$ 50,400,113
OPERATING EXPENSES	(11,039,284)	(25,914,836)	(33,568,368)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	13,936,463	3,526,496	16,831,745
Net financial income	(578,073)	(1,736,116)	(1,216,563)
RESULTS OF EQUITY METHOD INVESTMENTS	1,384,850	1,167,484	3,201,248
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	14,743,240	2,957,864	18,816,430
Net Income (Loss) for year of discontinued operaions	1,088,055	(3,172,921)	(6,633,706)
Discontinued operations
DISCONTINUED OPERATIONS
Net operating revenue	11,881,505	9,597,517	11,590,100
Operating costs	(7,294,157)	(7,109,832)	(9,033,705)
OPERATING EXPENSES	(1,612,793)	(2,143,618)	(6,536,613)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	2,974,555	344,067	(3,980,218)
Net financial income	(1,572,694)	(3,502,329)	(2,657,751)
RESULTS OF EQUITY METHOD INVESTMENTS			4,263
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	1,401,861	(3,158,262)	(6,633,706)
Income tax expense and social contribution	(313,806)	(14,659)
Net Income (Loss) for year of discontinued operaions	R$ 1,088,055	R$ (3,172,921)	R$ (6,633,706)